Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Mar. 31, 2017
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	157,809,851	157,809,851
Common shares outstanding	157,809,851	157,809,851